Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
CONTRIBUTIONS:
Participant contributions	$ 17,515,990
Employer contributions	8,035,990
Total contributions	25,551,980
NET INVESTMENT INCOME:
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	57,640,671
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	9,811,843
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	67,452,514
DEDUCTIONS:
Benefits paid to participants	35,479,180
Administrative expenses, net	78,023
Total deductions	35,557,203
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	57,447,291
Beginning of year	375,567,344
End of year	$ 433,014,635